First Trust Low Duration Strategic Focus ETF Investment Objectives and Goals - First Trust Low Duration Strategic Focus ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Low Duration Strategic Focus ETF (LDSF)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital.